UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Li Kao
Title:	Portfolio Associate
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Li Kao		Beverly Hills, CA	February 09, 2003

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	82
Form 13F Information Table Value Total:	170,189

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AON Corporation                COM              037389103      423    17658 SH       SOLE                     9408     8250
AXA ADR                        COM              054536107      507    23600 SH       SOLE                    23600
Advanced Micro Devices, Inc. U COM              007903107      253    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      361     1621 SH       SOLE                      257     1364
Altria Group Inc               COM              718154107     4890    89850 SH       SOLE                    89200      650
American Intl Group            COM              026874107     1901    28685 SH       SOLE                    27412     1273
Apple Computers Inc            COM              037833100      214    10000 SH       SOLE                    10000
Archer-Daniels -Midland Corp   COM              039483102      155    10172 SH       SOLE                    10172
BP PLC Spons ADR               COM              055622104     1108    22442 SH       SOLE                    21942      500
Bank One Corp                  COM              06423A103      933    20457 SH       SOLE                             20457
Barnes & Noble Inc             COM              067774109     1051    32000 SH       SOLE                    28000     4000
BellSouth Corp                 COM              079860102      700    24728 SH       SOLE                    24328      400
Berkshire Hathaway Cl B        COM              084670207      749      266 SH       SOLE                      266
Boeing Co                      COM              097023105      303     7200 SH       SOLE                     7200
Boston Properties Inc.         COM              101121101      289     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     2594    90684 SH       SOLE                    90000      684
Cendant Corp.                  COM              151313103      962    43200 SH       SOLE                    43200
Cheung Kong Holding            COM              166744201      240    30000 SH       SOLE                    29652      348
ChevronTexaco                  COM                            4644    53751 SH       SOLE                    53433      318
CitiGroup Inc.                 COM              13218P105     4004    82482 SH       SOLE                    68782    13700
Clear Channel Communications,  COM              184502102      253     5400 SH       SOLE                     5400
Coca Cola Enterprises          COM              191219104     1968    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100    51524  1015250 SH       SOLE                    30576   984674
Cypress Biosciences            COM              232674101     1387    92308 SH       SOLE                             92308
Excalibur Technologies Corp    COM              300651205      556    25000 SH       SOLE                             25000
Exxon Mobil Corporation        COM              302290101     5103   124470 SH       SOLE                   116316     8154
Fannie Mae                     COM              313586109     1664    22170 SH       SOLE                    21870      300
Federated Department Stores In COM              31410H101     1045    22182 SH       SOLE                    22182
Fidelity National Financial, I COM              316326107      352     9075 SH       SOLE                              9075
FleetBoston Financial Corp.    COM              338915101     1757    40251 SH       SOLE                    38697     1554
Ford Motor Cp DE NEW           COM              345370100     1123    70190 SH       SOLE                    69990      200
Freddie Mac - Voting Common    COM              313400301    10625   182190 SH       SOLE                   158374    23816
Freeport McMoran Copper & Gold COM              35671D857      773    18340 SH       SOLE                    18340
General Electric               COM              369604103     6507   210035 SH       SOLE                   207983     2052
General Motors Corporation     COM              370442105      646    12100 SH       SOLE                    11814      286
Gillette Company               COM              375766102      966    26300 SH       SOLE                    26300
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
He-Ro Group                    COM              42979J107       39    20000 SH       SOLE                             20000
Hughes Electronics Corp        COM              444418107      419    25305 SH       SOLE                    25264       41
Hugoton Royalty Trust Texas    COM              444717102      284    13000 SH       SOLE                     8000     5000
InterActiveCorp (formerly USA  COM              902984103     1364    40200 SH       SOLE                    40200
International Business Machine COM              459200101     7489    80808 SH       SOLE                    63004    17804
J.P. Morgan Chase & Co.        COM                            1627    44301 SH       SOLE                    43966      335
Johnson & Johnson              COM              478160104     1872    36244 SH       SOLE                    35214     1030
KeyCorp (New)                  COM              493267108      586    20000 SH       SOLE                    20000
Kimberly-Clark                 COM              494368103     2450    41460 SH       SOLE                    41260      200
Kinder Morgan Energy Partners  COM                            1683    34150 SH       SOLE                    34100       50
Liberty Media Group            COM                             760    63943 SH       SOLE                    63943
Loews Corp                     COM              540424108     5573   112700 SH       SOLE                    77984    34716
Maguire Properties Inc REIT    COM                             770    31700 SH       SOLE                    31700
Marsh & McLennan Co. Inc.      COM              571748102      787    16430 SH       SOLE                    16030      400
May Department Stores Comp     COM              577778103     4595   158076 SH       SOLE                   140803    17273
Meadowbrook Golf Inc           COM              583195102       35   587050 SH       SOLE                   562050    25000
Medco Health Solutions Inc     COM              58405U102      527    15511 SH       SOLE                    15366      144
Merck & Co.                    COM              589331107     5995   129770 SH       SOLE                   128570     1200
Microsoft Corp                 COM              594918104      717    26180 SH       SOLE                    26180
Oceanic Exploration            COM                              18    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      314    11686 SH       SOLE                    10017     1669
PepsiCo                        COM              713448108     1403    30100 SH       SOLE                    28500     1600
Pfizer, Inc.                   COM              717081103     2556    72350 SH       SOLE                    71100     1250
Public Storage                 COM              74460D109      606    13971 SH       SOLE                     1488    12483
Real Estate Income Fund Inc    COM                             351    20000 SH       SOLE                    20000
Royal Dutch Petroleum NV ADR   COM              780257804     2452    46800 SH       SOLE                    32572    14228
SBC Communications Inc         COM              78387G103      478    18345 SH       SOLE                    17799      546
SLM Corp (formerly USA Educati COM              78442A109      226     6000 SH       SOLE                              6000
Singapore Airlines             COM              870794302      658   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      356    15000 SH       SOLE                     5000    10000
Swire Pacific Ltd Spons ADR Rp COM              870794302      236    40000 SH       SOLE                    40000
Tenet Healthcare Corp          COM              88033G100      165    10300 SH       SOLE                    10300
U.S. Bancorp (Formerly First B COM              902973106      553    18583 SH       SOLE                    18204      379
Venture Stores                 COM              92267K951        0    10861 SH       SOLE                     9491     1370
Verizon                        COM              92343V104      503    14352 SH       SOLE                    14152      200
Viacom Inc Cl B                COM              925524308     1416    31900 SH       SOLE                    31900
WalMart Stores                 COM              931142103      292     5500 SH       SOLE                     5100      400
Washington Mutual              COM              939322103      388     9675 SH       SOLE                     9650       25
Zimmer Holdings Inc            COM                             594     8436 SH       SOLE                     8388       48
Corts Tr for Ford Mtr 8% Call                                  534    20000 SH       SOLE                             20000
GE Cap 6.625% Pref. Callable 0                                 533    20000 SH       SOLE                    20000
News Corp Ltd ADR Voting Shs P                  652487802     1664    55011 SH       SOLE                    54282      729
Alltel Corp 7.75% Convert unti                  020039822     1916    38550 SH       SOLE                    37650      900
Ford Motor Tr II 6.5% Call 01/                  345395206     1471    26300 SH       SOLE                    19800     6500